Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2014
LVIP Global Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LVIP Global Income Fund (Standard and Service Class) Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the LVIP Global Income Fund (the “Fund”) is to seek current income consistent with the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 51% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	51.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver for the one-year contractual period and the total operating expenses without fee waiver for the remaining time periods shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund, under normal circumstances, invests mainly in fixed income securities of governments and their political subdivisions and agencies, supranational organizations, and companies located anywhere in the world, including emerging markets. A supranational organization is an entity established or financially supported by the national governments of one or more countries to promote reconstruction or development.

Fixed income securities may be of any maturity, and include bonds, notes, bills and debentures. The Fund focuses on investment grade bonds, which are issues rated in the top four rating categories by independent rating organizations such as Standard & Poor’s (“S&P®”) or Moody’s Investors Service (“Moody’s”), or if unrated, are determined by the Fund’s sub-advisers to be of comparable quality. The Fund may invest up to 25% of its assets in bonds that are rated below investment grade including high yield bonds (“junk bonds”) and bonds that are in default at time of purchase. Generally, lower rated securities pay higher yields than higher rated securities to compensate investors for the higher risk. The Fund may invest a significant portion of its assets in emerging markets.

The Fund may enter into various derivative strategies for hedging purposes, or for non-hedging purposes such as to increase liquidity, as a substitute for taking a position directly in the underlying asset, or to enhance returns or generate income. These strategies include forward currency contracts, cross currency forwards, financial futures contracts, currency futures contracts, options on currencies, options on currency futures contracts and swap agreements. The results of these strategies may represent, at times, a significant component of the Fund's investment returns. The successful use of derivative currency transactions will usually depend on the ability of the sub-adviser to accurately forecast currency exchange rate movements. Swap agreements may include interest rate, index, total return, currency and credit default swaps. Interest rate futures and swaps may be used to implement the sub-adviser's views on interest rates, quickly adjust portfolio duration or efficiently handle cash flows. The use of derivatives may allow the Fund to obtain net long or net negative (short) exposures to selected currencies, interest rates, countries, duration or credit risks.

Lincoln Investment Advisors Corporation serves as the investment adviser to the Fund. The adviser has selected Mondrian Investment Partners Limited (“Mondrian”) and Franklin Advisers, Inc. (“Franklin”) to serve as the Fund’s sub-advisers. Each sub-adviser is responsible for the day-to-day management of the portion of the Fund’s assets that the adviser allocates to the sub-adviser. The adviser may change the allocation at any time, and the percentage of each sub-adviser’s share of the Fund’s assets may change over time.

Mondrian's approach in selecting investments for the Fund is oriented to country selection and is value driven. In selecting fixed-income instruments, Mondrian identifies those countries' fixed income markets that it believes will provide the United States domiciled investor the highest yield over a market cycle while also offering the opportunity for capital gain and currency appreciation. In an attempt to reduce the fluctuations that currency exchange rates may have on the portfolio, Mondrian will use various derivative instruments to hedge approximately 50% of the currency exposure in its portfolio.

Franklin employs a research-driven approach focused on identifying potential sources of high current income worldwide and seeking to capitalize on global interest rate and currency trends. Franklin selects investments based upon its assessment of changing market, political, industry, economic, and issuer conditions. Franklin will consider various factors, including evaluation of interest and currency exchange rate changes and credit risks. Franklin uses a “top-down” analysis of macroeconomic trends, combined with a “bottom-up” fundamental analysis of market sectors, industries and issuers, to try to take advantage of varying sector reactions to economic events.

		The Fund is non-diversified for purposes of the Investment Company Act of 1940, and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the Fund. Here are specific principal risks of investing in the Fund:
  Market Risk. The value of portfolio investments may decline. As a result, your investment in a fund may decline in value and you could lose money.
  Interest Rate Risk. When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities. A fund with a longer average portfolio maturity or duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio maturity or duration.
  Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (“NRSROs”). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations. The credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in net asset value (“NAV”).
  Call Risk. Call risk is the risk that a bond issuer will redeem its callable bonds before they mature. Call risk is greater during periods of falling interest rates because the bond issuer can call the debt and reissue the debt at a lower rate.
  Below Investment Grade Bond Risk. Below investment grade bonds, otherwise known as high yield bonds (“junk bonds”), generally have a greater risk of principal loss than investment grade bonds. Below investment grade bonds are often considered speculative and involve significantly higher credit risk and liquidity risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates and may be subject to negative perceptions of the junk bond markets generally and less secondary market liquidity.
  Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Additionally, foreign investments include the risk of loss from foreign government or political actions including; for example, the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers.
  Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.
  Geographic Concentration Risk. Geographic concentration risk is the risk that the market, currency, economic, political, regulatory, geopolitical, or other conditions in the specific countries or regions in which a fund concentrates its investments could be more volatile than those of more geographically-diversified funds.
  Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
  Derivatives Risk. Derivatives, such as futures, forwards, options and swaps, involve risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile and may move in unexpected ways, especially in unusual market conditions. Some derivatives are particularly sensitive to changes in interest rates. In addition, there may be imperfect correlation between the price of the derivatives contract and the price of the underlying securities. Other risks include the potential inability to terminate or sell derivative positions. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivative instruments may be “leveraged”, which may magnify or otherwise increase investment losses.
  Non-Diversification Risk. When a mutual fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Therefore, a fund’s value may decrease because of a single investment or a small number of investments.

Risk Lose Money [Text]	rr_RiskLoseMoney	All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
  Non-Diversification Risk. When a mutual fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Therefore, a fund’s value may decrease because of a single investment or a small number of investments.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes for various periods compare with those of a broad measure of market performance. The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes for various periods compare with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the above chart, the fund’s highest return for a quarter occurred in the third quarter of 2010 at: 8.72%.

		The fund’s lowest return for a quarter occurred in the third quarter of 2011 at: (3.52%).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For periods ended 12/31/13
LVIP Global Income Fund | Standard Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%	[1],[2]
Less Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[3]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.68%	[4]
1 year	rr_ExpenseExampleYear01	$ 69
3 years	rr_ExpenseExampleYear03	233
5 years	rr_ExpenseExampleYear05	410
10 years	rr_ExpenseExampleYear10	924
1 year	rr_ExpenseExampleNoRedemptionYear01	69
3 years	rr_ExpenseExampleNoRedemptionYear03	233
5 years	rr_ExpenseExampleNoRedemptionYear05	410
10 years	rr_ExpenseExampleNoRedemptionYear10	924
2010	rr_AnnualReturn2010	9.68%
2011	rr_AnnualReturn2011	1.09%
2012	rr_AnnualReturn2012	7.69%
2013	rr_AnnualReturn2013	(2.76%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.72%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.52%)
1 year	rr_AverageAnnualReturnYear01	(2.76%)
Lifetime Since inception	rr_AverageAnnualReturnSinceInception	5.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 04, 2009
LVIP Global Income Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%	[1],[2]
Less Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[3]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.93%	[4]
1 year	rr_ExpenseExampleYear01	95
3 years	rr_ExpenseExampleYear03	311
5 years	rr_ExpenseExampleYear05	546
10 years	rr_ExpenseExampleYear10	1,218
1 year	rr_ExpenseExampleNoRedemptionYear01	95
3 years	rr_ExpenseExampleNoRedemptionYear03	311
5 years	rr_ExpenseExampleNoRedemptionYear05	546
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,218
1 year	rr_AverageAnnualReturnYear01	(3.01%)
Lifetime Since inception	rr_AverageAnnualReturnSinceInception	5.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 04, 2009
LVIP Global Income Fund | Citigroup World Government Bond Index non-U.S. (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(4.56%)
Lifetime Since inception	rr_AverageAnnualReturnSinceInception	3.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 04, 2009
LVIP Global Income Fund | Citigroup World Government Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(4.00%)
Lifetime Since inception	rr_AverageAnnualReturnSinceInception	3.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 04, 2009

[1]	(including AFFE)
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.
[3]	Lincoln Investment Advisors Corporation (the "adviser") has contractually agreed to waive the following portion of its advisory fee: 0.07% of the Fund's average daily net assets. The agreement will continue at least through April 30, 2015 and cannot be terminated before that date without the mutual agreement of the Fund's board of trustees and the adviser.
[4]	(After Fee Waiver)